SHORT-TERM INVESTMENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Wealth management products	884,996	812,225

The investment income from wealth management products for the six months ended June 30, 2021 and 2022 was RMB8,629 and RMB17,075, respectively.

4.	SHORT-TERM INVESTMENTS

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
Wealth management products	884,996	2,764,368

The investment income from wealth management products for the nine months ended September 30, 2021 and 2022 was RMB15,791 and RMB31,112, respectively.